UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
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Address:    7300 College Boulevard
            --------------------------------------------------------------------
            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
            --------------------------------------------------------------------

Form 13F File Number:   28-11019
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Secretary
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS              2-3-2006
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number          Name

      28-                           N/A
         ------------------         ---------------------------------
         [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     114
                                            ------------------------------
Form 13F Information Table Value Total:     $ 337,353
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                                December 31, 2005

      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                       COM      002824100         125      3175  SH         Sole                3175
ADVANCED ENERGY INDS COM                  COM      007973100        3053    258034  SH         Sole              258034
ADVENT SOFTWARE INC COM                   COM      007974108        5758    198966  SH         Sole              198966
AFFILIATED COMPUTER SERVICES              COM      008190100          71      1200  SH         Sole                1200
AFFYMETRIX INC COM                        COM      00826T108        5076    106300  SH         Sole              106300
AFLAC INC COM                             COM      001055102        1444     31100  SH         Sole               31100
ALTERA CORP                               COM      021441100        1015     54750  SH         Sole               54750
AMDOCS LTD                                COM      G02602103         129      4700  SH         Sole                4700
AMERICAN EXPRESS INC.                     COM      025816109         262      5100  SH         Sole                5100
AMERICAN INTL GROUP COM                   COM      026874107        1255     18400  SH         Sole               18400
AMERIGROUP CORP COM                       COM      03073T102        5845    300375  SH         Sole              300375
AMSURG CORP COM                           COM      03232P405        5985    261793  SH         Sole              261793
ANALOGIC CORP COM PAR $0.05               COM      032657207        3492     72976  SH         Sole               72976
APPLIED MATLS INC COM                     COM      038222105        1179     65700  SH         Sole               65700
ARBITRON INC COM                          COM      03875Q108        4820    126900  SH         Sole              126900
AZTAR CORP COM                            COM      054802103        5980    196775  SH         Sole              196775
BANKATLANTIC BANCORP                      COM      065908501        5054    361000  SH         Sole              361000
BARNES & NOBLE INC                        COM      067774109        7191    168525  SH         Sole              168525
BENCHMARK ELECTRONICS INC                 COM      08160H101        6929    206050  SH         Sole              206050
BIOSITE INC                               COM      090945106        5559     98754  SH         Sole               98754
BISYS GROUP INC                           COM      055472104        5988    427375  SH         Sole              427375
BLACK BOX CORP                            COM      091826107        7430    156811  SH         Sole              156811
BOSTON PRIVT FINL HLDG COM                COM      101119105        5218    171544  SH         Sole              171544
BOSTON SCIENTIFIC CORP                    COM      101137107         634     25900  SH         Sole               25900
BRADLEY PHARMACEUTICALS INC               COM      104576103        3767    396549  SH         Sole              396549
CABOT MICROELECTRONICS CORP               COM      12709P103        7396    252515  SH         Sole              252515
CACI INTERNATIONAL INC                    COM      127190304        6841    119225  SH         Sole              119225
CARNIVAL CORP CLASS A                     COM      143658300         540     10100  SH         Sole               10100
CBRL GROUP, INC.                          COM      12489V106        6470    184057  SH         Sole              184057
CENTENE CORP DEL                          COM      15135B101        6030    229350  SH         Sole              229350
CISCO SYS INC COM                         COM      17275R102         684     39925  SH         Sole               39925
COCA COLA CO COM                          COM      191216100         374      9275  SH         Sole                9275
COHEN & STEERS INC                        COM      19247A100        1584     85000  SH         Sole               85000
COLGATE PALMOLIVE CO COM                  COM      194162103         817     14900  SH         Sole               14900
COVANCE INC COM                           COM      222816100        2073     42700  SH         Sole               42700
CR BARD                                   COM      067383109         962     14600  SH         Sole               14600
CREE INC.                                 COM      225447101        6574    260475  SH         Sole              260475
DELL INC                                  COM      24702R101         884     29525  SH         Sole               29525
DIAGNOSTIC PRODUCTS CORP                  COM      252450101         519     10700  SH         Sole               10700
DIGIMARC CORP                             COM      253807101         633    107368  SH         Sole              107368
DSP GROUP                                 COM      23332B106        5150    205512  SH         Sole              205512
EFJ INC                                   COM      26843B101         264     26000  SH         Sole               26000
ETHAN ALLEN INTERIORS COM                 COM      297602104        7360    201475  SH         Sole              201475
EXAR CORP                                 COM      300645108        1151     91940  SH         Sole               91940
EXPEDITORS INTL WASH INC                  COM      302130109         250      3700  SH         Sole                3700
FIRST DATA CORP                           COM      319963104         386      8967  SH         Sole                8967
FISERV INC                                COM      337738108          78      1800  SH         Sole                1800
FORWARD AIR CORPORATION                   COM      349853101        4512    123098  SH         Sole              123098
GENTEX CORP COM                           COM      371901109         605     31000  SH         Sole               31000
GEVITY HR INC                             COM      374393106        6549    254625  SH         Sole              254625
GOLDMAN SACHS                             COM      38141G104         897      7025  SH         Sole                7025
H & R BLOCK INC                           COM      093671105          69      2800  SH         Sole                2800
HARMAN INTERNATIONAL                      COM      413086109         431      4400  SH         Sole                4400
ICU MEDICAL INC                           COM      44930G107        7813    199255  SH         Sole              199255
IDX SYSTEMS CP                            COM      449491109        4937    112372  SH         Sole              112372
INTEL CORP COM                            COM      458140100         978     39175  SH         Sole               39175
INTERMAGNETICS GENERAL                    COM      458771102        3107     97406  SH         Sole               97406
INTERSIL CORP                             COM      46069S109         836     33600  SH         Sole               33600
INVESTORS FINANCIAL SVCS CP               COM      461915100        4685    127200  SH         Sole              127200
JABIL CIRCUIT INC                         COM      466313103        1642     44265  SH         Sole               44265
JETBLUE AIRWAYS                           COM      477143101        6869    446645  SH         Sole              446645
JOHNSON & JOHNSON COM                     COM      478160104         983     16350  SH         Sole               16350
JOHNSON CTLS INC COM                      COM      478366107        1212     16625  SH         Sole               16625
KIMBERLY CLARK CORP COM                   COM      494368103         829     13900  SH         Sole               13900
LATTICE SEMICONDUCTOR CORP                COM      518415104        2102    486489  SH         Sole              486489
LEAR CORP COM                             COM      521865105         128      4500  SH         Sole                4500
LINEAR TECHNOLOGY CORP                    COM      535678106         102      2825  SH         Sole                2825
MCDONALDS CORP COM                        COM      580135101        1310     38850  SH         Sole               38850
MEDCOHEALTH SOLUTIONS                     COM      58405U102        3174     56885  SH         Sole               56885
MEDICIS PHARMACEUTICAL CL A NEW           COM      584690309        1489     46450  SH         Sole               46450
MERCK & CO                                COM      589331107         963     30275  SH         Sole               30275
MERCURY COMPUTER SYSTEMS INC              COM      589378108        6500    315091  SH         Sole              315091
MICREL INC COM                            COM      594793101          57      4900  SH         Sole                4900
MICROSOFT CORP COM                        COM      594918104        1459     55775  SH         Sole               55775
MKS INSTRUMENT INC COM                    COM      55306N104        5743    321023  SH         Sole              321023
MOLECULAR DEVICES                         COM      60851C107        7158    247439  SH         Sole              247439
MONACO COACH CORP COM                     COM      60886R103        4879    366825  SH         Sole              366825
MORGAN STANLEY                            COM      617446448         715     12600  SH         Sole               12600
NORTHERN TRUST CORP                       COM      665859104         133      2575  SH         Sole                2575
NOVELLUS                                  COM      670008101         632     26200  SH         Sole               26200
OMNIVISION TECHNOLOGIES                   COM      682128103        5499    275502  SH         Sole              275502
PEPSICO INC                               COM      713448108         727     12300  SH         Sole               12300
PERFORMANCE FOOD GROUP COM                COM      713755106        7195    253620  SH         Sole              253620
PFIZER INC COM                            COM      717081103         166      7100  SH         Sole                7100
PHARMACEUTICAL PROD COM                   COM      717124101        4354     70275  SH         Sole               70275
PHOTRONICS INC.                           COM      719405102        4862    322855  SH         Sole              322855
PLEXUS CORP COM                           COM      729132100        8589    377700  SH         Sole              377700
POLYMEDICA                                COM      731738100        7607    227276  SH         Sole              227276
PROCTER GAMBLE CO                         COM      742718109         863     14917  SH         Sole               14917
RENAL CARE GP                             COM      759930100        5106    107925  SH         Sole              107925
SARA LEE CORP COM                         COM      803111103         495     26200  SH         Sole               26200
SCHERING PLOUGH CORP COM                  COM      806605101         891     42725  SH         Sole               42725
SEROLOGICALS CORP                         COM      817523103        2695    136500  SH         Sole              136500
SIGMA ALDRICH CORP COM                    COM      826552101         960     15175  SH         Sole               15175
SIGMATEL INC                              COM      82661W107         403     30800  SH         Sole               30800
SOURCECORP                                COM      836167106        1079     44981  SH         Sole               44981
SOUTHWEST AIRLINES                        COM      844741108         331     20125  SH         Sole               20125
STEINER LEISURE LIMITED                   COM      P8744Y102        3149     88555  SH         Sole               88555
SYMANTEC CORP                             COM      871503108         431     24646  SH         Sole               24646
SYNOPSUS                                  COM      871607107         558     27800  SH         Sole               27800
TEXAS INSTRUMENTS INC                     COM      882508104          96      3000  SH         Sole                3000
TIFFANY & CO NEW                          COM      886547108        1031     26925  SH         Sole               26925
VARIAN SEMICONDUCTOR EQUIP                COM      922207105        5878    133800  SH         Sole              133800
WADDELL & REED FINL CL A                  COM      930059100        4880    232725  SH         Sole              232725
WAL-MART STORES                           COM      931142103          19       400  SH         Sole                 400
WATSON WYATT WORLDWIDE, INC.              COM      942712100        5955    213450  SH         Sole              213450
WCI CMNTYS INC COM                        COM      92923C104        8250    307250  SH         Sole              307250
WEIGHT WATCHERS INTERNATIONAL             COM      948626106        1577     31900  SH         Sole               31900
WILMINGTON TRUST CORP COM                 COM      971807102        5327    136900  SH         Sole              136900
WP STEWART AND COMPANY LTD                COM      G84922106        4478    189975  SH         Sole              189975
WRIGLEY WM JR CO COM                      COM      982526105         984     14800  SH         Sole               14800
WYETH COM                                 COM      983024100         859     18650  SH         Sole               18650
YUM BRANDS                                COM      988498101         809     17250  SH         Sole               17250
ZOLL MEDICAL CORP                         COM      989922109        7477    296838  SH         Sole              296838